Document And Entity Information	Aug. 10, 2020
Document Information Line Items
Entity Registrant Name	Asure Software, Inc.
Trading Symbol	ASUR
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000884144
Document Period End Date	Aug. 10, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-20008
Entity Tax Identification Number	74-2415696
Entity Address, Address Line One	3700 N. Capital of Texas Hwy, Suite 350
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	-437-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NASDAQ